Lease obligations	12 Months Ended
Dec. 31, 2021
Disclosure of leases [Abstract]
Lease obligations	Lease obligations:

	2021	2020
Opening lease obligations	$722,234	$718,505
Additions, net of disposals	97,673	108,763
Interest expense	45,394	47,871
Lease payments	(146,448)	(154,727)
Effect of movements in exchange rates and other	(1,752)	1,822
Lease obligations at December 31	717,101	722,234
Less: current portion	(98,301)	(97,516)
Lease obligations - non current portion	$618,800	$624,718

The Company incurs lease payments related to ocean vessels, terminal facilities, rail cars, vehicles and equipment, and office facilities. Leases are entered into and exited in coordination with specific business requirements which includes the assessment of the appropriate durations for the related leased assets.
The following table presents the contractual undiscounted cash flows for lease obligations as at December 31, 2021:

	Lease payments	Interest component	Lease obligations
2022	$140,413	$42,112	$98,301
2023	122,902	37,497	85,405
2024	110,429	33,148	77,281
2025	99,854	28,697	71,157
2026	86,149	24,423	61,726
Thereafter	386,088	62,857	323,231
	$945,835	$228,734	$717,101

Variable lease payments and short-term and low value leases
Certain leases contain non-lease components, excluded from the right-of-use asset and lease liability, related to operating charges for ocean vessels and terminal facilities. The total expense recognized in cost of sales relating to operating charges for 2021 was $80.8 million (2020 - $85.7 million). Short-term leases are leases with a lease term of twelve months or less while low-value leases comprised of information technology and miscellaneous equipment. Such items recognized within cost of sales in 2021 were $0.2 million (2020 - $0.3 million).

Extension options
Some leases contain extension options exercisable by the Company. Where practicable, the Company seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by the Company and not by the lessors. The Company assesses, at lease commencement, whether it is reasonably certain to exercise the extension options. The Company reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant change in circumstances within its control. Total potential future lease payments not included in the lease liabilities should the Company exercise these extension options totals $52.6 million (2020 - $53.4 million).

	Lease liabilities recognized (discounted)	Potential future lease payments not included in lease liabilities (undiscounted)
Ocean-going vessels	$494,133	$3,762
Terminals and tanks	175,533	32,308
Other	47,435	16,482
Total	$717,101	$52,552

Leases not yet commenced
As at December 31, 2021, the Company has entered into lease agreements for which the leases have not yet commenced. Total exposure to undiscounted future cash outflows not reflected in lease liabilities is $392.0 million (2020 - $550.8 million). The leases not yet commenced as at December 31, 2021 related to terminal agreements, storage tank agreements and the addition of 6 new dual-fuel ocean-going vessels from 2022 to 2023 with 15-year terms, replacing expiring time charter vessels. The leases not yet commenced as at December 31, 2020 related solely to ocean vessels, some of which are now in place.